Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 74,021,706
Accounts payable and accrued liabilities	$ 6,544,448		$ 3,998,313
Convertible debentures, aggregate principal amount		$ 141,000,000
Borrowings, interest rate				7.50%
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.50%	7.50%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	8.50%	8.50%
Amounts held in foreign risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, net		$ 163,516,140
Percentage of reasonably possible change in currency rates	10.00%
Value at risk	$ 20,818,875